TETON Westwood Balanced Fund

Schedule of Investments — December 31, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 67.2%
	Aerospace — 1.3%
3,702	L3Harris Technologies Inc.	$699,752

	Automotive: Parts and Accessories — 1.1%
1,363	O’Reilly Automotive Inc.†	616,853

	Banking — 1.9%
11,900	Bank of America Corp.	360,689
5,456	JPMorgan Chase & Co.	693,294

		1,053,983

	Broadcasting — 2.0%
6,821	Liberty Broadband Corp., Cl. C†	1,080,242

	Business Services — 1.8%
4,471	Visa Inc., Cl. A	977,942

	Computer Software and Services — 16.4%
2,745	Accenture plc, Cl. A	717,021
8,105	Activision Blizzard Inc.	752,549
496	Alphabet Inc., Cl. A†	869,309
9,175	Apple Inc.	1,217,431
2,934	CACI International Inc., Cl. A†	731,534
5,400	Cadence Design Systems Inc.†	736,722
19,821	Cisco Systems Inc.	886,990
3,473	Facebook Inc., Cl. A†	948,685
5,494	Fiserv Inc.†	625,547
9,933	Micron Technology Inc.†	746,763
3,959	Microsoft Corp.	880,561

		9,113,112

	Consumer Products — 1.5%
6,694	Church & Dwight Co. Inc.	583,918
2,997	Colgate-Palmolive Co.	256,273

		840,191

	Consumer Services — 1.9%
327	Amazon.com Inc.†	1,065,016

	Diversified Industrial — 3.7%
2,920	Eaton Corp. plc	350,809
9,325	Fortive Corp.	660,397
1,831	Honeywell International Inc.	389,454
8,821	Westinghouse Air Brake Technologies Corp.	645,697

		2,046,357

	Electronics — 3.0%
2,013	Monolithic Power Systems Inc.	737,221
5,672	Texas Instruments Inc.	930,945

		1,668,166

	Energy and Energy Services — 0.6%
6,981	EOG Resources Inc.	348,142

	Energy: Integrated — 2.7%
5,361	DTE Energy Co.	650,879
4,236	NextEra Energy Inc.	326,807
5,735	WEC Energy Group Inc.	527,792

		1,505,478

	Energy: Oil — 0.6%
8,007	ConocoPhillips	320,200

	Entertainment — 2.2%
6,867	The Walt Disney Co.†	1,244,163

	Equipment and Supplies — 1.3%
5,605	Amphenol Corp., Cl. A	732,966

	Financial Services — 1.9%
8,278	American International Group Inc.	313,405
2,572	Assurant Inc.	350,358

Shares		Market Value
6,919	The Charles Schwab Corp.	$366,984

		1,030,747

	Food and Beverage — 1.1%
6,310	Hormel Foods Corp.	294,109
2,226	PepsiCo Inc.	330,116

		624,225

	Health Care — 8.3%
5,945	Abbott Laboratories	650,918
3,547	Becton, Dickinson and Co.	887,530
8,052	Johnson & Johnson	1,267,224
7,585	Medtronic plc	888,507
2,649	UnitedHealth Group Inc.	928,951

		4,623,130

	Real Estate — 1.1%
3,039	Prologis Inc., REIT	302,867
1,365	Public Storage, REIT	315,219

		618,086

	Retail — 7.4%
15,010	CVS Health Corp.	1,025,183
3,481	McDonald’s Corp.	746,953
4,970	NIKE Inc., Cl. B	703,106
3,029	The Home Depot Inc.	804,563
5,625	Walmart Inc.	810,844

		4,090,649

	Semiconductors — 1.1%
1,124	NVIDIA Corp.	586,953

	Telecommunications — 2.7%
4,281	Motorola Solutions Inc.	728,027
5,633	T-Mobile US Inc.†	759,610

		1,487,637

	Transportation — 1.6%
4,345	Union Pacific Corp.	904,716

	TOTAL COMMON STOCKS	37,278,706

	MANDATORY CONVERTIBLE SECURITIES (a) — 0.7%
	Health Care — 0.7%
3,400	Boston Scientific Corp.Ser. A, 06/01/23	372,538

Principal Amount

	CORPORATE BONDS — 18.0%
	Aerospace — 0.5%
$255,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.450%, 10/01/25	284,216

	Banking — 2.6%
750,000	Fifth Third Bancorp, 2.375%, 01/28/25	799,094
600,000	The Goldman Sachs Group Inc., MTN, 3.850%, 07/08/24	663,710

		1,462,804

	Diversified Industrial — 1.0%
510,000	Cabot Corp., 4.000%, 07/01/29	552,809

	Energy and Energy Services — 1.0%
235,000	Energy Transfer Operating LP, 6.250%, 04/15/49	284,656

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — December 31, 2020 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS (Continued)
	Energy and Energy Services (Continued)
$260,000	Plains All American Pipeline LP / PAA Finance Corp., 3.800%, 09/15/30	$279,848

		564,504

	Energy: Oil — 0.5%
275,000	MPLX LP, 2.650%, 08/15/30	288,682

	Financial Services — 2.7%
138,000	American Honda Finance Corp., MTN, 1.000%, 09/10/25	140,203
140,000	Berkshire Hathaway Finance Corp., 2.850%, 10/15/50	150,390
600,000	Capital One Financial Corp., 3.750%, 04/24/24	657,730
405,000	Owl Rock Capital Corp., 3.400%, 07/15/26	411,104
118,000	Schlumberger Finance Canada Ltd., 1.400%, 09/17/25	121,510

		1,480,937

	Food and Beverage — 0.8%
380,000	The J.M. Smucker Co., 3.550%, 03/15/50	430,839

	Health Care — 4.4%
600,000	Aetna Inc., 3.500%, 11/15/24	659,216
750,000	Amgen Inc., 2.200%, 02/21/27	804,460
800,000	CVS Health Corp., 3.250%, 08/15/29	901,988
54,000	Gilead Sciences Inc., 1.650%, 10/01/30	54,304

		2,419,968

	Hotels and Gaming — 0.5%
235,000	Marriott International Inc., 4.625%, 06/15/30	276,084

	Real Estate — 0.8%
150,000	Essex Portfolio LP, 3.000%, 01/15/30	164,814
265,000	VEREIT Operating Partnership LP, 2.850%, 12/15/32	277,373

		442,187

	Retail — 0.4%
200,000	AutoZone Inc., 1.650%, 01/15/31	198,730

	Semiconductors — 0.5%
235,000	Broadcom Inc., 4.150%, 11/15/30	272,623

	Telecommunications — 0.5%
270,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.700%, 04/01/51	281,405

Principal Amount		Market Value

	Transportation — 1.8%
$875,000	AP Moller - Maersk A/S, 4.500%, 06/20/29	$1,026,979

	TOTAL CORPORATE BONDS	9,982,767

	CONVERTIBLE CORPORATE BONDS — 3.5%
	Computer Software and Services — 1.5%
400,000	Medallia Inc., 0.125%, 09/15/25	445,785
350,000	Splunk Inc., 1.125%, 06/15/27	365,524

		811,309

	Energy: Integrated — 0.5%
205,000	SolarEdge Technologies Inc.,
	Zero Coupon, 09/15/25	282,300

	Health Care — 0.8%
325,000	Exact Sciences Corp.,
	0.375%, 03/15/27	451,375

	Security Software — 0.7%
300,000	Akamai Technologies Inc.,
	0.125%, 05/01/25	372,794

	TOTAL CONVERTIBLE
	CORPORATE BONDS	1,917,778

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.0%
	Federal Home Loan Mortgage Corp. — 0.4%
212,900	3.500%, 08/01/49	224,681

	Federal National Mortgage Association — 2.6%
1,100,000	2.625%, 09/06/24	1,196,807
204,285	3.500%, 07/01/49	215,874

		1,412,681

	TOTAL U.S. GOVERNMENT AGENCY
	OBLIGATIONS	1,637,362

	U.S. GOVERNMENT OBLIGATIONS — 7.1%

	U.S. Treasury Bonds — 3.2%
450,000	2.500%, 02/15/45	536,783
700,000	2.500%, 05/15/46	836,473
350,000	2.250%, 08/15/46	399,629

		1,772,885

	U.S. Treasury Notes — 3.9%
500,000	2.250%, 08/15/27	554,541
675,000	2.250%, 11/15/27	749,593
545,000	2.625%, 02/15/29	625,728
225,000	2.375%, 05/15/29	254,320

		2,184,182

	TOTAL U.S. GOVERNMENT OBLIGATIONS	3,957,067

Shares

	SHORT TERM INVESTMENT — 0.5%
	Other Investment Companies — 0.5%
298,290	Dreyfus Treasury Securities Cash Management,
	0.010%*	298,290

	TOTAL INVESTMENTS — 100.0% (Cost $47,075,343)
		$55,444,508

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — December 31, 2020 (Unaudited)

*	1 day yield as of December 31, 2020.
(a)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

† Non-income producing security.

MTN Medium Term Note

REIT Real Estate Investment Trust

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